Note Goodwill and other intangible assets (Estimated amortization of the intangible assets with definite useful lives) (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure
Year 2019	$ 9,140
Year 2020	5,065
Year 2021	2,254
Year 2022	1,378
Year 2023	1,338
Later years	$ 1,494